Loss Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share (EPS)
Schedule of existing preferred shares were converted into common shares and then a share split

	2024	2023	2022
As at December 31, after conversion and share split
Outstanding common shares at period-end	37,427,265	28,673,985	25,846,279
Weighted average number of common shares outstanding	32,743,605	27,968,142	25,819,165
Potential number of shares resulting from the exercise of warrants	2,258,319	1,635,606	1,452,240

Schedule of basic and diluted earnings per shares based on weighted average number of shares outstanding after conversion and share split

	For the period ended December 31
	2024	2023	2022
Loss of year attributable to common holders (in EUR)	(59,236,000)	(43,212,000)	(31,225,000)
Loss of year attributable to preferred holders (in EUR)	—	—	—
Loss of year attributable to equity holders (in EUR)	(59,236,000)	(43,212,000)	(31,225,000)
Weighted average number of common shares outstanding (in units)	32,743,605	27,968,142	25,819,165
Basic earnings per share in EUR (EUR/unit)	(1.809)	(1.545)	(1.209)
Diluted earnings per share in EUR (EUR/unit)	(1.809)	(1.545)	(1.209)